Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
LEASES

NOTE 5- LEASES

The Company has operating leases for its offices and vehicles. The Company’s leases have remaining terms of less than one year to approximately 2 years, some of which may include options to extend the leases for up to 2 years.

The following table summarizes the classification of operating lease right-of-use assets and liabilities in the Company’s Consolidated Balance Sheets as of December 31, 2023 and 2022:

	December 31
	2023	2022
	U.S. dollars in thousands
Assets
Right of use assets	592	180
Liabilities
Short term	297	68
Long term	278	94
Total lease liabilities	575	162

At December 31, 2023, the future minimum lease payments under the Company’s operating lease liabilities are as follows:

Year ended December 31,	U.S. dollars in thousands
2024	308
2025	289
2026	22
Total future minimum lease payments	619
Less imputed interest	(44)
Total operating lease liabilities	575
Less operating lease liabilities, current	(297)
Operating lease liabilities, non-current	278

Total expenses under all operating leases were $232 thousand, $74 thousand, and $42 thousand for the years ended December 31, 2023, 2022 and 2021, respectively.